Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [Abstract]
Cash and cash equivalents
	December 31, 2020	December 31, 2019
Cash at banks and on hand	74,776	45,405
Short-term deposits	94	200
Total	74,870	45,605